CM Advisors Fixed Income Fund
Schedule of Investments
May 31, 2024 (Unaudited)

COMMON STOCKS - 10.1%	Shares	Value
Energy - 10.1%
Oil & Gas Equipment & Services - 10.1%
PHI Group, Inc. (Cost $1,222,685)	113,912	$ 2,733,888

CORPORATE BONDS - 62.3%	Par Value	Value
Communications - 2.0%
Alternative Carriers - 1.4%
Qwest Corporation, 7.250%, due 09/15/25	$ 400,000	$ 390,000

Wireless Telecommunication Services - 0.6%
T-Mobile, Inc., 7.125%, due 06/15/24	150,000	150,022

Consumer Discretionary - 8.1%
Apparel, Accessories & Luxury Goods - 1.9%
Tapestry, Inc., 7.350%, due 11/27/28	500,000	517,294

Automobile Manufacturing - 1.9%
Ford Motor Credit Company, LLC, 2.150%, due 06/20/24	200,000	199,519
General Motors Company, 5.600%, due 10/15/32	303,000	300,814
		500,333
Automotive Parts & Equipment - 0.9%
LKQ Corporation, 6.250%, due 06/15/33	250,000	256,375

Automotive Retail - 1.5%
Advance Auto Parts, Inc.,
5.900%, due 03/09/26	146,000	145,725
5.950%, due 03/09/28	250,000	247,657
		393,382
Leisure Products - 1.9%
Polaris, Inc., 6.950%, due 03/15/29	500,000	523,912

Consumer Staples - 0.2%
Packaged Foods & Meats - 0.2%
Conagra Brands, Inc., 7.000%, due 10/01/28	65,000	68,917

Energy - 5.3%
Oil & Gas Exploration & Production - 3.2%
EQT Corporation, 6.125%, due 02/01/25 (a)	770,000	770,287
Southwestern Energy Company, 8.375%, due 09/15/28	100,000	103,253
		873,540
Oil & Gas Storage & Transportation - 2.1%
ONEOK, Inc., 2.750%, due 09/01/24	575,000	570,415

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 62.3% (Continued)	Par Value	Value
Financials - 8.7%
Banking - 0.9%
Manufacturers & Traders Trust Company, 3.400%, due 08/17/27	$ 250,000	$ 231,341

Diversified Banks - 6.0%
Bank of America Corporation,
4.200%, due 08/26/24	150,000	149,444
4.000%, due 01/22/25	450,000	445,103
JPMorgan Chase & Company,
1.100%, due 06/22/26	650,000	587,860
5.040%, due 01/23/28	450,000	445,793
		1,628,200

Property & Casualty Insurance - 1.8%
Fairfax Financial Holdings Ltd., 8.300%, due 04/15/26	128,000	132,890
Old Republic International Corporation, 4.875%, due 10/01/24	350,000	348,609
		481,499
Health Care - 2.2%
Health Care Services - 0.9%
Cigna Group (The), 5.125%, due 05/15/31	250,000	246,915

Life Sciences Tools & Services - 1.3%
Illumina, Inc.,
5.800%, due 12/12/25	200,000	199,997
5.750%, due 12/13/27	150,000	150,716
		350,713
Industrials - 12.2%
Building Products - 2.0%
Masco Corporation, 7.750%, due 08/01/29	500,000	546,596

Construction & Engineering - 2.0%
Fluor Corporation, 3.500%, due 12/15/24	537,000	528,310

Data Processing & Outsourced Services - 0.8%
Concentrix Corporation, 6.600%, due 08/02/28	210,000	211,465

Industrial Machinery, Supplies & Components - 3.9%
Stanley Black & Decker, Inc.,
2.300%, due 02/24/25	200,000	195,287
6.272%, due 03/06/26	450,000	450,021
Timken Company (The), 3.875%, due 09/01/24	400,000	399,540
		1,044,848
Research & Consulting Services - 0.5%
Jacobs Engineering Group, Inc., 5.900%, due 03/01/33	150,000	148,817

Trading Companies & Distributors - 3.0%
United Rentals North America, Inc.,
5.500%, due 05/15/27	620,000	612,042
5.250%, due 01/15/30	200,000	191,970
		804,012

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 62.3% (Continued)	Par Value	Value
Materials - 9.8%
Commodity Chemicals - 0.8%
DOW Chemical Company, 7.375%, due 11/01/29	$ 140,000	$ 153,556
Union Carbide Corporation, 7.500%, due 06/01/25	60,000	60,814
		214,370
Diversified Chemicals - 1.8%
Huntsman International, LLC, 4.500%, due 05/01/29	500,000	471,168

Diversified Metals & Mining - 1.3%
Freeport-McMoRan, Inc., 4.550%, due 11/14/24	157,000	156,146
Southern Copper Corporation, 3.875%, due 04/23/25	200,000	196,562
		352,708
Fertilizers & Agricultural Chemicals - 2.6%
FMC Corporation,
5.150%, due 05/18/26	200,000	198,236
3.450%, due 10/01/29	300,000	269,283
5.650%, due 05/18/33	250,000	245,452
		712,971
Metal, Glass & Plastic Containers - 0.7%
Ball Corporation, 6.000%, due 06/15/29	200,000	200,138

Specialty Chemicals - 2.1%
Olin Corporation,
5.125%, due 09/15/27	250,000	242,406
5.000%, due 02/01/30	350,000	328,945
		571,351
Steel - 0.5%
Arcelormittal S.A., 6.125%, due 06/01/25	120,000	120,564

Technology - 6.6%
Application Software - 0.4%
Roper Technologies, Inc., 2.350%, due 09/15/24	100,000	99,080

Electronic Components - 1.9%
Corning, Inc., 7.250%, due 08/15/36	500,000	517,149

Electronic Equipment & Instruments - 3.4%
Keysight Technologies, Inc., 4.550%, due 10/30/24	500,000	497,706
Vontier Corporation,
1.800%, due 04/01/26	250,000	232,048
2.400%, due 04/01/28	200,000	175,342
		905,096
Technology Hardware, Storage & Peripherals - 0.9%
Hewlett Packard Enterprise Company, 5.900%, due 10/01/24	250,000	250,036

Utilities - 7.2%
Electric Utilities - 7.2%
Constellation Energy Generation, LLC, 3.250%, due 06/01/25	500,000	488,509
Exelon Corporation, 7.600%, due 04/01/32	500,000	556,682
Georgia Power Company, 2.200%, due 09/15/24	600,000	593,705

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 62.3% (Continued)	Par Value	Value
Utilities - 7.2% (Continued)
Electric Utilities - 7.2% (Continued)
NextEra Energy, Inc., 4.450%, due 06/20/25	$ 300,000	$ 296,971
		1,935,867

Total Corporate Bonds (Cost $16,858,133)		$ 16,817,404

U.S. TREASURY OBLIGATIONS - 22.4%	Par Value	Value
U.S. Treasury Inflation-Protected Notes - 2.1%
2.375%, due 01/15/25	$ 579,817	$ 576,061

U.S. Treasury Notes - 20.3%
3.000%, due 06/30/24	500,000	499,101
3.000%, due 07/31/24	500,000	498,027
3.250%, due 08/31/24	500,000	497,310
4.250%, due 09/30/24	500,000	498,060
4.375%, due 10/31/24	500,000	498,003
4.250%, due 12/31/24	2,000,000	1,987,539
4.625%, due 02/28/25	500,000	497,686
4.250%, due 05/31/25	500,000	495,322
		5,471,048

Total U.S. Treasury Obligations (Cost $6,063,755)		$ 6,047,109

MONEY MARKET FUNDS - 4.1%	Shares	Value
Allspring Treasury Plus Money Market Fund - Institutional Class, 5.17% (b) (Cost $1,114,569)	1,114,569	$ 1,114,569

Total Investments at Value - 98.9% (Cost $25,259,142)		$ 26,712,970

Other Assets in Excess of Liabilities - 1.1%		287,539

Net Assets - 100.0%		$ 27,000,509

(a)	Step coupon. Rate shown is the coupon in effect as of May 31, 2024.
(b)	The rate shown is the 7-day effective yield as of May 31, 2024.